Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Exercise Price
Beginning Balance	$ 6.16	$ 11.00	$ 10.88
Options Forfeited / canceled / expired	6.25	12.35	3.85
Ending Balance	6.13	6.16	11.00
Exercisable at December 31	6.13	6.16	11.05
Ending Balance	$ 6.13	$ 6.16	$ 11.00
No. of Shares
Beginning Balance	49,000	225,000	229,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(12,000)	(176,000)	(4,000)
Ending Balance	37,000	49,000	225,000
Exercisable at December 31	37,000	49,000	224,000
Vested and expected to vest at December 31	37,000	49,000	225,000
Weighted- Average Remaining Contractual Term
Balance at December 31	2 years 3 months 14 days
Exercisable at December 31	2 years 3 months 14 days
Vested and expected to vest at December 31	2 years 3 months 14 days
Aggregate Intrinsic Value
Balance at December 31	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0